SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived assets & Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, useful life	10 years
Impairment loss measurement	$ 0	$ 0	$ 0
Uncertain tax positions	$ 0	$ 0